Commitments and Contingencies (Schedule of Purchase Oligations) (Details) (USD $) In Millions, unless otherwise specified	Sep. 26, 2014
Commitments and Contingencies Disclosure [Abstract]
Fiscal 2015	$ 93.8
Fiscal 2016	63.1
Fiscal 2017	60.2
Fiscal 2018	60.2
Fiscal 2019	$ 3.9